Employee Benefit Plan, Fair Value and NAV (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 612,868,126	$ 521,009,770
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 657,509,575	565,715,962
EBP, Investment, Fair Value and NAV
The accounting guidance for fair value measurements and disclosures provides a single definition of fair value and requires certain disclosures about assets and liabilities measured at fair value. A hierarchical framework for disclosing the observability of the inputs utilized in measuring assets and liabilities at fair value was established by this guidance. The three levels in the hierarchy are as follows:
Level 1 – Quoted prices are available in active markets for identical assets as of the reporting date. The types of assets included in Level 1 are highly liquid and actively traded instruments with quoted prices, such as listed mutual funds and money market funds.

Level 2 – Pricing inputs are other than quoted prices in active markets, but are either directly or indirectly observable as of the reporting date. The types of assets included in Level 2 are typically either comparable to actively traded securities or contracts, or priced with models using highly observable inputs, as is the case with preferred stock. The collective trusts are not actively traded on an exchange.

Level 3 – Significant inputs to pricing have little or no observability as of the reporting date. The types of assets included in Level 3 are those with inputs requiring significant management judgment or estimation.

Transfers between Levels — For the year ended December 31, 2025 there was no transfers between levels.
The following tables present, for each of these hierarchy levels, the Plans’ assets measured at fair value on a recurring basis:

BU Savings Plan	Dec. 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$227,720,962	$—	$—	$227,720,962
Collective Trusts	—	347,598,581	—	347,598,581
Self-Directed Brokerage Accounts	11,145,515	—	—	11,145,515
Money Market Funds	26,403,068	—	—	26,403,068
Plan Interest in Master Trust:
Xcel Energy Stock Fund	44,641,449	—	—	44,641,449
Total	$309,910,994	$347,598,581	$—	$657,509,575

	Dec. 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$207,122,191	$—	$—	$207,122,191
Collective Trusts	—	283,109,918	—	283,109,918
Self-Directed Brokerage Accounts	8,788,895	—	—	8,788,895
Money Market Funds	21,988,766	—	—	21,988,766
Plan Interest in Master Trust:
Xcel Energy Stock Fund	44,706,192	—	—	44,706,192
Total	$282,606,044	$283,109,918	$—	$565,715,962

EIP Savings Plan	Dec. 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$52,693,152	$—	$—	$52,693,152
Collective Trusts	—	113,717,099	—	113,717,099
Self-Directed Brokerage Accounts	3,507,901	—	—	3,507,901
Money Market Funds	4,000,150	—	—	4,000,150
Plan Interest in Master Trust:
Xcel Energy Stock Fund	26,482,222	—	—	26,482,222
Total	$86,683,425	$113,717,099	$—	$200,400,524

	Dec. 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$47,674,137	$—	$—	$47,674,137
Collective Trusts	—	85,700,801	—	85,700,801
Self-Directed Brokerage Accounts	3,966,781	—	—	3,966,781
Money Market Funds	4,241,507	—	—	4,241,507
Plan Interest in Master Trust:
Xcel Energy Stock Fund	27,653,139	—	—	27,653,139
Total	$83,535,564	$85,700,801	$—	$169,236,365

NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 173,918,302	141,583,226
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 200,400,524	169,236,365
EBP, Investment, Fair Value and NAV
The accounting guidance for fair value measurements and disclosures provides a single definition of fair value and requires certain disclosures about assets and liabilities measured at fair value. A hierarchical framework for disclosing the observability of the inputs utilized in measuring assets and liabilities at fair value was established by this guidance. The three levels in the hierarchy are as follows:
Level 1 – Quoted prices are available in active markets for identical assets as of the reporting date. The types of assets included in Level 1 are highly liquid and actively traded instruments with quoted prices, such as listed mutual funds and money market funds.

Level 2 – Pricing inputs are other than quoted prices in active markets, but are either directly or indirectly observable as of the reporting date. The types of assets included in Level 2 are typically either comparable to actively traded securities or contracts, or priced with models using highly observable inputs, as is the case with preferred stock. The collective trusts are not actively traded on an exchange.

Level 3 – Significant inputs to pricing have little or no observability as of the reporting date. The types of assets included in Level 3 are those with inputs requiring significant management judgment or estimation.

Transfers between Levels — For the year ended December 31, 2025 there was no transfers between levels.
The following tables present, for each of these hierarchy levels, the Plans’ assets measured at fair value on a recurring basis:

BU Savings Plan	Dec. 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$227,720,962	$—	$—	$227,720,962
Collective Trusts	—	347,598,581	—	347,598,581
Self-Directed Brokerage Accounts	11,145,515	—	—	11,145,515
Money Market Funds	26,403,068	—	—	26,403,068
Plan Interest in Master Trust:
Xcel Energy Stock Fund	44,641,449	—	—	44,641,449
Total	$309,910,994	$347,598,581	$—	$657,509,575

	Dec. 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$207,122,191	$—	$—	$207,122,191
Collective Trusts	—	283,109,918	—	283,109,918
Self-Directed Brokerage Accounts	8,788,895	—	—	8,788,895
Money Market Funds	21,988,766	—	—	21,988,766
Plan Interest in Master Trust:
Xcel Energy Stock Fund	44,706,192	—	—	44,706,192
Total	$282,606,044	$283,109,918	$—	$565,715,962

EIP Savings Plan	Dec. 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$52,693,152	$—	$—	$52,693,152
Collective Trusts	—	113,717,099	—	113,717,099
Self-Directed Brokerage Accounts	3,507,901	—	—	3,507,901
Money Market Funds	4,000,150	—	—	4,000,150
Plan Interest in Master Trust:
Xcel Energy Stock Fund	26,482,222	—	—	26,482,222
Total	$86,683,425	$113,717,099	$—	$200,400,524

	Dec. 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$47,674,137	$—	$—	$47,674,137
Collective Trusts	—	85,700,801	—	85,700,801
Self-Directed Brokerage Accounts	3,966,781	—	—	3,966,781
Money Market Funds	4,241,507	—	—	4,241,507
Plan Interest in Master Trust:
Xcel Energy Stock Fund	27,653,139	—	—	27,653,139
Total	$83,535,564	$85,700,801	$—	$169,236,365

Mutual Fund | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 227,720,962	207,122,191
Mutual Fund | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	52,693,152	47,674,137
Common Collective Trust | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	347,598,581	283,109,918
Common Collective Trust | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	113,717,099	85,700,801
EBP, Self-Directed Brokerage Account | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	11,145,515	8,788,895
EBP, Self-Directed Brokerage Account | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,507,901	3,966,781
Money Market Funds | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,403,068	21,988,766
Money Market Funds | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,000,150	4,241,507
Xcel Energy Stock Fund | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	44,641,449	44,706,192
Xcel Energy Stock Fund | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	26,482,222	27,653,139
Fair Value, Inputs, Level 1 | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	309,910,994	282,606,044
Fair Value, Inputs, Level 1 | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	86,683,425	83,535,564
Fair Value, Inputs, Level 1 | Mutual Fund | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	227,720,962	207,122,191
Fair Value, Inputs, Level 1 | Mutual Fund | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	52,693,152	47,674,137
Fair Value, Inputs, Level 1 | Common Collective Trust | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1 | Common Collective Trust | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	11,145,515	8,788,895
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,507,901	3,966,781
Fair Value, Inputs, Level 1 | Money Market Funds | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,403,068	21,988,766
Fair Value, Inputs, Level 1 | Money Market Funds | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,000,150	4,241,507
Fair Value, Inputs, Level 1 | Xcel Energy Stock Fund | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	44,641,449	44,706,192
Fair Value, Inputs, Level 1 | Xcel Energy Stock Fund | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,482,222	27,653,139
Fair Value, Inputs, Level 2 | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	347,598,581	283,109,918
Fair Value, Inputs, Level 2 | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	113,717,099	85,700,801
Fair Value, Inputs, Level 2 | Mutual Fund | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Common Collective Trust | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	347,598,581	283,109,918
Fair Value, Inputs, Level 2 | Common Collective Trust | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	113,717,099	85,700,801
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Money Market Funds | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Money Market Funds | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Xcel Energy Stock Fund | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Xcel Energy Stock Fund | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Common Collective Trust | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Common Collective Trust | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | EBP, Self-Directed Brokerage Account | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | EBP, Self-Directed Brokerage Account | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Money Market Funds | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Money Market Funds | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Xcel Energy Stock Fund | NCE ESSOP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Xcel Energy Stock Fund | NCE EIP
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 0	$ 0